Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Erroneous Compensation Analysis	The Company concluded that it was not required under its compensation recovery policy to recover any previously awarded incentive-based compensation because no incentive-based compensation received by any current or former executive officers on or after October 2, 2023 was granted, earned or vested based wholly or in part upon the attainment of any financial reporting measure that was impacted by the referenced restatement.